                                                            [LOGO OF MetLife(R)]

METLIFE INSURANCE COMPANY USA
11225 NORTH COMMUNITY HOUSE ROAD
CHARLOTTE, NORTH CAROLINA 28277

May 6, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Insurance Company USA
     MetLife Investors USA Separate Account A
     File Nos. 333-200323/811-03365
     (MetLife Investment Portfolio Architect/SM/ - Standard Version and MetLife Investment Portfolio Architect/SM/ - C Share Option)
     Rule 497(j) Certification

Members of the Commission:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and the Statement of Additional Information, both dated May 1, 2016, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 3 for the Account, filed electronically with the Commission on April 13, 2016.

If you have any questions, please contact me at (203) 316-8888.

Sincerely,

/s/ John B. Towers

John B. Towers
Corporate Counsel
Metropolitan Life Insurance Company